Financial Instruments	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Financial Instruments
Note 29 – Financial Instruments

A.	General

The Group has international activity in which it is exposed to credit, liquidity and market risks (including currency, interest, inflation and other price risks). In order to reduce the exposure to these risks, the Group holds derivative financial instruments, (including forward transactions, interest rate swap (“SWAP”) transactions, and options) for the purpose of economic (not accounting) hedging of foreign currency risks, inflation risks, commodity price risks, interest risks and risks relating to the price of inputs.

This note presents information about the Group’s exposure to each of the above risks, and the Group’s objectives, policies and processes for measuring and managing the risk.

The risk management of the Group companies is executed by them as part of the ongoing current management of the companies. The Group companies monitor the above risks on a regular basis. The hedge policies with respect to all the different types of exposures are discussed by the boards of directors of the companies.

The comprehensive responsibility for establishing the base for the risk management of the Group and for supervising its implementation lies with the Board of Directors and the senior management of the Group.

B.	Credit risk

Counterparty credit risk is the risk that the financial benefits of contracts with a specific counterparty will be lost if a counterparty defaults on their obligations under the contract. This includes any cash amounts owed to the Group by those counterparties, less any amounts owed to the counterparty by the Group where a legal right of set-offs exists and also includes the fair values of contracts with individual counterparties which are included in the financial statements. The maximum exposure to credit risk at each reporting date is the carrying value of each class of financial assets mentioned in this note.

(1)	Exposure to credit risk

The carrying amount of financial assets represents the maximum credit exposure. The maximum exposure to credit risk as at year end was:

	As at December 31,
	2022	2021
	$ Thousands
	Carrying amount
Cash and cash equivalents	535,171	474,544
Short-term and long-term deposits and restricted cash	61,136	21,692
Trade receivables and other assets	122,797	97,580
Short-term and long-term derivative instruments	16,730	9,103
Other investments	344,780	-
	1,080,614	602,919

Based on the credit risk profiles of the Group’s counterparties relating to the Group’s cash and cash equivalents, short-term and long-term deposits and restricted cash, trade receivables and other assets, short-term and long-term derivative instruments, the Group has assessed expected credit losses on the financial assets to be immaterial. The maximum exposure to credit risk for trade receivables as at year end, by geographic region was as follows:

	As at December 31,
	2022	2021
	$ Thousands
Israel	67,177	56,632
Other regions	6,723	6,011
	73,900	62,643

(2)	Aging of debts

Set forth below is an aging of the trade receivables:

	As at December 31
	2022	2021
	$ Thousands
Not past due nor impaired	73,900	62,643

No ECL has been recorded on any trade receivable amounts based on historical credit loss data and the Group’s view of economic conditions over the expected lives of the receivables.

Debt securities

The following table provides information about the ECL on other investments as at December 31, 2022:

	For the year ended December 31,
	2022	2021	2020
	$ Thousands
Impairment loss on debt securities at FVOCI	732	-	-

C.	Liquidity risk

Liquidity risk is the risk that the Group will not be able to meet its financial obligations as they fall due. The Group’s approach to managing liquidity is to ensure, as far as possible, that it will always have sufficient liquidity to meet its liabilities when due, under both normal and adverse credit and market conditions, without incurring unacceptable losses or risking damage to the Group’s reputation.

The Group manages its liquidity risk by means of holding cash balances, short-term deposits, other liquid financial assets and credit lines.

Set forth below are the anticipated repayment dates of the financial liabilities, including an estimate of the interest payments. This disclosure does not include amounts regarding which there are offset agreements:

	As at December 31, 2022
	Book value	Projected cash flows	Up to 1 year	1-2 years	2-5 years	More than 5 years
	$ Thousands
Non-derivative financial liabilities
Trade payables	95,036	95,036	95,036	-	-	-
Other current liabilities	17,681	17,681	17,681	-	-	-
Lease liabilities including interest payable *	37,570	46,938	17,812	2,855	6,756	19,515
Debentures (including interest payable) *	526,771	588,997	22,413	66,467	223,939	276,178
Loans from banks and others including interest *	640,348	793,946	44,142	74,438	172,343	503,023

	1,317,406	1,542,598	197,084	143,760	403,038	798,716

*	Includes current portion of long-term liabilities.

	As at December 31, 2021
	Book value	Projected cash flows	Up to 1 year	1-2 years	2-5 years	More than 5 years
	$ Thousands
Non-derivative financial liabilities
Trade payables	136,505	136,505	136,505	-	-	-
Other current liabilities	204,686	204,686	204,686	-	-	-
Lease liabilities including interest payable *	33,395	38,375	19,492	2,602	6,232	10,049
Debentures (including interest payable) *	586,600	669,883	21,326	24,431	236,364	387,762
Loans from banks and others including interest *	628,293	772,875	44,244	70,895	325,201	332,535

Financial liabilities – hedging instruments
Forward exchange rate contracts	5,014	6,368	6,230	138	-	-
Other forward exchange rate contracts	1,199	1,790	1,790	-	-	-

	1,595,692	1,830,482	434,273	98,066	567,797	730,346

*	Includes current portion of long-term liabilities.

D.     Market risks

Market risk is the risk that changes in market prices, such as foreign exchange rates, the CPI, interest rates and prices of capital products and instruments will affect the fair value of the future cash flows of a financial instrument.

The Group buys and sells derivatives in the ordinary course of business, and also incurs financial liabilities, in order to manage market risks. All such transactions are carried out within the guidelines set by the Boards of Directors of the companies. For the most part, the Group companies enter into hedging transactions for purposes of avoiding economic exposures that arise from their operating activities. Most of the transactions entered into do not meet the conditions for recognition as an accounting hedge and, therefore, differences in their fair values are recorded on the statement of profit and loss.

(1)         CPI and foreign currency risk

Currency risk

The Group’s functional currency is the U.S. dollar. The exposures of the Group companies are measured with reference to the changes in the exchange rate of the dollar vis-à-vis the other currencies in which it transacts business.

The Group is exposed to currency risk on sales, purchases, assets and liabilities that are denominated in a currency other than the respective functional currencies of the Group entities. The primary exposure is to the Shekel (“NIS”).

The Group uses options and forward exchange contracts on exchange rates for purposes of hedging short-term currency risks, usually up to one year, in order to reduce the risk with respect to the final cash flows in dollars deriving from the existing assets and liabilities and sales and purchases of goods and services within the framework of firm or anticipated commitments, including in relation to future operating expenses.

The Group is exposed to currency risk in relation to loans it has taken out and debentures it has issued in currencies other than the dollar. The principal amounts of these bank loans and debentures have been hedged by swap transactions the repayment date of which corresponds with the payment date of the loans and debentures.

The Group has no exposure to foreign currency risk in respect of non-hedging derivative financial instruments in 2022, relevant information for 2021 is as follows:

	As at December 31, 2021
	Currency/ linkage receivable	Currency/ linkage payable	Amount receivable	Amount payable	Expiration dates	Fair value
			$ Thousands

Forward contracts on exchange rates	Dollar	NIS	3,135	9,746	2022	3
Forward contracts on exchange rates	EURO	NIS	4,929	18,571	2022	(1,199)
Call options on foreign currency	Dollar	NIS	17,828	67,231	2022	4

The Group’s exposure to foreign currency risk in respect of non‑hedging derivative financial instruments is as follows:

	As at December 31, 2022
	Currency/ linkage receivable	Currency/ linkage payable	Amount receivable	Amount payable	Expiration dates	Fair value
			$ Thousands

Forward contracts on exchange rates	Dollar	NIS	5,566	18,912	2023	641

	As at December 31, 2021
	Currency/ linkage receivable	Currency/ linkage payable	Amount receivable	Amount payable	Expiration dates	Fair value
			$ Thousands

Forward contracts on exchange rates	Dollar	NIS	33,333	109,259	2022-2023	(5,014)

Inflation risk

The Group has CPI-linked loans. The Group is exposed to payments of higher interest and principal as the result of an increase in the CPI. It is noted that part of the Group’s anticipated revenues will be linked to the CPI. The Group does not hedge this exposure beyond the expected hedge included in its revenues.

a.	Breakdown of CPI-linked derivative instruments

The Group’s exposure to index risk with respect to derivative instruments used for hedging purposes is shown below:

	As at December 31, 2022
	Index receivable	Interest payable	Expiration date	Amount of linked principal	Fair value
				$ Thousands
CPI-linked derivative instruments
Interest exchange contract	CPI	1.76%	2036	89,619	9,353

	As at December 31, 2021
	Index receivable	Interest payable	Expiration date	Amount of linked principal	Fair value
				$ Thousands
CPI-linked derivative instruments
Interest exchange contract	CPI	1.76%	2036	107,598	7,369

For additional details, please refer to Note 15.1.E.

b.	Exposure to CPI and foreign currency risks

The Group’s exposure to CPI and foreign currency risk, based on nominal amounts, is as follows:

	As at December 31, 2022
	Foreign currency
	Shekel
	Unlinked	CPI linked	Other

Non-derivative instruments
Cash and cash equivalents	165,186	-	1,102
Short-term deposits and restricted cash	35,695	-	-
Trade receivables	10,007	-	-
Other current assets	58,006	-	212
Long-term deposits and restricted cash	15,146	-	-
Total financial assets	284,040	-	1,314

Trade payables	36,669	-	14,734
Other current liabilities	20,930	5,494	640
Loans from banks and others and debentures	583,651	414,071	-
Total financial liabilities	641,250	419,565	15,374

Total non-derivative financial instruments, net	(357,210)	(419,565)	(14,060)
Derivative instruments	-	9,353	-
Net exposure	(357,210)	(410,212)	(14,060)

	As at December 31, 2021
	Foreign currency
	Shekel
	Unlinked	CPI linked	Other

Non-derivative instruments
Cash and cash equivalents	159,838	-	1,329
Short-term deposits and restricted cash	179	-	50
Trade receivables	56,632	-	81
Other current assets	1,308	-	4
Long-term deposits and restricted cash	21,463	-	-
Total financial assets	239,420	-	1,464

Trade payables	59,381		11,842
Other current liabilities	23,536	7,044	190
Loans from banks and others and debentures	592,102	459,732	-
Total financial liabilities	675,019	466,776	12,032

Total non-derivative financial instruments, net	(435,599)	(466,776)	(10,568)
Derivative instruments	-	7,369	(1,199)
Net exposure	(435,599)	(459,407)	(11,767)

c.	Sensitivity analysis

A strengthening of the dollar exchange rate by 5%–10% against the following currencies and change of the CPI in rate of 1%–2% would have increased (decreased) the net income or net loss and the equity by the amounts shown below. This analysis assumes that all other variables, in particular interest rates, remain constant.

	As at December 31, 2022
	10% increase	5% increase	5% decrease	10% decrease
	$ Thousands
Non-derivative instruments
Shekel/dollar	(7,375)	(3,687)	3,687	7,375
Shekel/EUR	(1,094)	(547)	547	1,094

	As at December 31, 2022
	2% increase	1% increase	1% decrease	2% decrease
	$ Thousands
Non-derivative instruments
CPI	(6,306)	(3,153)	3,153	6,306

	As at December 31, 2021
	10% increase	5% increase	5% decrease	10% decrease
	$ Thousands
Non-derivative instruments
Shekel/dollar	(9,219)	(4,609)	4,609	9,219
Shekel/EUR	(728)	(364)	364	728

	As at December 31, 2021
	2% increase	1% increase	1% decrease	2% decrease
	$ Thousands
Non-derivative instruments
CPI	(6,639)	(3,320)	3,320	6,201

(2)	Interest rate risk

The Group is exposed to changes in the interest rates with respect to loans bearing interest at variable rates, as well as in relation to swap transactions of liabilities in foreign currency for dollar liabilities bearing a variable interest rate.

The Group has not set a policy limiting the exposure and it hedges this exposure based on forecasts of future interest rates.

The Group enters into transactions mainly to reduce the exposure to cash flow risk in respect of interest rates. The transactions include interest rate swaps and “collars”. In addition, options are acquired and written for hedging the interest rate at different rates.

Type of interest

Set forth below is detail of the type of interest borne by the Group’s interest-bearing financial instruments:

	As at December 31,
	2022	2021
	Carrying amount
	$ Thousands
Fixed rate instruments
Financial assets	549,467	16,137
Financial liabilities	(837,698)	(941,733)
	(288,231)	(925,596)

Variable rate instruments
Financial assets	4,827	55,033
Financial liabilities	(324,887)	(267,882)
	(320,060)	(212,849)

The Group’s assets and liabilities bearing fixed interest are not measured at fair value through the statement of profit and loss and the Group does not designate derivatives interest rate swaps as hedging instruments under a fair value hedge accounting model. Therefore, a change in the interest rates as at the date of the report would not be expected to affect the income or loss with respect to changes in the value of fixed – interest assets and liabilities.

A change of 100 basis points in interest rate at reporting date would have (decreased)/increased profit and loss before tax by the amounts below. This analysis assumes that all variables, in particular foreign currency rates, remain constant.

	As at December 31, 2022
	100bp increase	100 bp decrease
	$ Thousands
Variable rate instruments	(3,201)	3,201

	As at December 31, 2021
	100bp increase	100 bp decrease
	$ Thousands
Variable rate instruments	(2,128)	2,128

A change of 1.0%–1.5% in the LIBOR interest rate at reporting date would have increased/(decreased) the net income or net loss and the equity by the amounts below. This analysis assumes that all variables, in particular foreign currency rates, remain constant.

	As at December 31, 2022
	1.5% decrease	1.0% decrease	1.0% increase	1.5% increase
	$ Thousands

Long-term loans (US LIBOR)	1,357	904	(904)	(1,357)
Interest rate swaps (US LIBOR)	(959)	(638)	638	959

The Group’s exposure to LIBOR risk for derivative financial instruments used for hedging is as follows:

		As at December 31, 2022
	Linkage receivable	Interest rate	Expiration date	Amount of the linked reserve	Fair value
				$ Thousands

Interest rate swaps	USD LIBOR interest	0.93%	2030	62,256	6,734

E.	Fair value

(1)	Fair value compared with carrying value

The Group’s financial instruments include mainly non-derivative assets, such as: cash and cash equivalents, investments, deposits and short-term loans, receivables and debit balances, investments and long-term receivables; non-derivative liabilities: such as: short-term credit, payables and credit balances, long-term loans, finance leases and other liabilities; as well as derivative financial instruments. In addition, fair value disclosure of lease liabilities is not required.

Due to their nature, the fair value of the financial instruments included in the Group’s working capital is generally identical or approximates the book value.

The following table shows in detail the carrying amount and the fair value of financial instrument groups presented in the financial statements not in accordance with their fair value.

	As at December 31, 2022
	Carrying amount	Fair value
Assets	$ Thousands
Other investments	344,780	344,780

Liabilities
Non-convertible debentures	526,771	492,714
Long-term loans from banks and others (excluding interest)	516,195	528,011
Loans from non-controlling interests	124,153	113,673

	As at December 31, 2021
	Carrying amount	Fair value
Liabilities	$ Thousands
Non-convertible debentures	586,600	642,077
Long-term loans from banks and others (excluding interest)	488,455	545,806
Loans from non-controlling interests	138,050	141,596

The fair value of long-term loans from banks and others (excluding interest) is classified as level 2, and measured using the technique of discounting the future cash flows with respect to the principal component and the discounted interest using the market interest rate on the measurement date.

(2)         Hierarchy of fair value

The following table presents an analysis of the financial instruments measured at fair value, using an evaluation method. The various levels were defined as follows:
– Level 1: Quoted prices (not adjusted) in an active market for identical instruments.
– Level 2: Observed data, direct or indirect, not included in Level 1 above.
– Level 3: Data not based on observed market data.

Other investments are measured at fair value through other comprehensive income (Level 1).

Derivative instruments are measured at fair value using a Level 2 valuation method – observable data, directly or indirectly, which are not included in quoted prices in an active market for identical instruments. See Note 29.D.1 for further details.

Level 3 financial instrument measured at fair value

As at December 31, 2022, the fair value of long-term investment (Qoros) remains at zero (2021: $nil).

(3)         Data and measurement of the fair value of financial instruments at Level 2 and 3

Level 2

The fair value of forward contracts on foreign currency is determined using trading programs that are based on market prices. The market price is determined based on a weighting of the exchange rate and the appropriate interest coefficient for the period of the transaction along with an index of the relevant currencies.

The fair value of contracts for exchange (SWAP) of interest rates and fuel prices is determined using trading programs which incorporate market prices, the remaining term of the contract and the credit risks of the parties to the contract.

The fair value of currency and interest exchange (SWAP) transactions is valued using discounted future cash flows at the market interest rate for the remaining term.

The fair value of transactions used to hedge inflation is valued using discounted future cash flows which incorporate the forward CPI curve, and market interest rates for the remaining term.

If the inputs used to measure the fair value of an asset or liability might be categorized in different levels of the fair value hierarchy, then the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement.

The fair value of marketable securities held for trade is determined using the ‘Discounts for Lack of Marketability’ (“DLOM”) valuation method, which is a method used to calculate the value of restricted securities. The method purports that the only difference between a company’s common stock and its restricted securities is the lack of marketability of the restricted securities which is derived from the price difference between both prices.

Level 3

As at December 31, 2022 and 2021, the fair value of the long-term investment (Qoros) was based on the present value of the expected cash flows. Included in the long-term investment (Qoros) are the 12% interests in Qoros (as described in Note 10.3) and the put option (as described in Note 10.2). For the purposes of management’s fair value assessment of the long-term investment (Qoros), management takes into consideration factors including market risk and credit risk exposures, publicly available information and financial information of the New Qoros Investor and Qoros for the year ended December 31, 2022 and 2021.

The following table shows the valuation techniques used in measuring Level 3 fair values as at December 31, 2022 and 2021, as well as the significant unobservable inputs used.

Type	Valuation technique	Significant unobservable data	Inter-relationship between significant unobservable inputs and fair value measurement
Long-term investment (Qoros)	The Group assessed the fair value of the long-term investment (Qoros) using the present value of the expected cash flows.	The likelihood of expected cash flows.	The estimated fair value would increase if the likelihood of expected cash flows increase.